As filed with the Securities and Exchange Commission on August 18, 2014
 File Nos. 333-159484 and 811-22298

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C.  20549
FORM N-1A

REGISTRATION STATEMENT UNDER SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 181	[X]

and/or
REGISTRATION STATEMENT UNDER INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 185	[X]

(Check appropriate box or boxes)
Starboard Investment Trust
 (Exact Name of Registrant as Specified in Charter)
116 South Franklin Street, P. O. Box 69, Rocky Mount, NC  27802
 (Address of Principal Executive Offices)
252-972-9922
 (Registrant's Telephone Number, including Area Code)

Terrence O. Davis
Baker, Donelson, Bearman, Caldwell & Berkowitz, PC
920 Massachusetts Avenue, NW
Suite 900
Washington, DC 20001

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective
date of this Registration Statement

It is proposed that this filing will become effective: (check appropriate box)

[X] immediately upon filing pursuant to paragraph (b)
[   ] on (date) pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] on (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485

EXPLANATORY NOTE

This Post-Effective Amendment No. 181 to the Trust's Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 175 filed July 29, 2014 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended ("Securities Act"), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to the registration statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Rocky Mount, and State of North Carolina on this 18th day of August, 2014.

STARBOARD INVESTMENT TRUST

By:	/s/ Katherine M. Honey
Katherine M. Honey
Secretary and Attorney-in-Fact

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

*	Trustee and Chairman	August 18, 2014
James H. Speed, Jr.

*	Trustee	August 18, 2014
J. Buckley Strandberg

*	Trustee	August 18, 2014
Michael G. Mosley

*	Trustee	August 18, 2014
Theo H. Pitt, Jr.

*	President, RiskX Funds	August 18, 2014
D. Jerry Murphey

*	Treasurer, RiskX Funds	August 18, 2014
Julie M. Koethe

*	President, Roumell Opportunistic Value Fund	August 18, 2014
James C. Roumell

*	Treasurer, Roumell Opportunistic Value Fund	August 18, 2014
Craig L. Lukin

*	President and Treasurer,	August 18, 2014
Mark A. Grimaldi	The Sector Rotation Fund

*	President and Treasurer,	August 18, 2014
Cort F. Meinelschmidt	SCS Tactical Allocation

*	President, Crescent Funds	August 18, 2014
J. Philip Bell

*	Treasurer, Crescent Funds	August 18, 2014
Walter B. Todd, III

*	President, Arin Funds	August 18, 2014
Joseph J. DeSipio

*	Treasurer, Arin Funds	August 18, 2014
Lawrence H. Lempert

*	President,	August 18, 2014
Bryn H. Torkelson	Matisse Discounted Closed-End Fund Strategy

*	President,	August 18, 2014
Steven M. MacNamara	Horizons West Multi-Strategy Hedged Income Fund

*	Treasurer of the Horizons West Multi-Strategy	August 18, 2014
Brenda A. Smith	Hedged Income Fund

*	President of the QCI Balanced Fund	August 18, 2014
H. Edward Shill

*	Treasurer of the QCI Balanced Fund	August 18, 2014
Gerald Furciniti
*	President and Treasurer	August 18, 2014
Ryan D. Thibodeaux	Goodwood SMID Cap Discovery Fund

*	President and Treasurer	August 18, 2014
Constance D. Russello	Sirius S&P Strategic Large-Cap Allocation Fund

/s/ Ashley E. Harris Ashley E. Harris	Treasurer of the Matisse Discounted Closed-End Fund Strategy, and Assistant Treasurer of the Trust	August 18, 2014

* By: /s/ Katherine M. Honey	Dated August 18, 2014
Katherine M. Honey Secretary and Attorney-in-Fact

Exhibit Index

Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase